Production costs by nature	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2022	2021
	$	$

Raw materials and consumables	484,466	408,219
Salaries and employee benefits	114,014	120,690
Contractors	48,235	32,926
Equipment rental	3,350	3,752
Other	45,346	37,207
Change in inventories	(26,135)	(15,986)
Capitalized to mining interests	(42,750)	(93,419)
	626,526	493,389

Salaries and employee benefits expense included in general and administrative costs were $28 million for the year ended December 31, 2022 (2021 - $28 million).